Investment Objectives and Goals	Jun. 30, 2025
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objectives are long-term capital appreciation and current income.
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon SSI Alternative Income Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objectives are to seek income and, secondarily, absolute returns.
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objectives are to seek high current income and, secondarily, capital appreciation.
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objectives are to seek a positive return based on a combination of income and, secondarily, capital growth.